Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Maturity days	185 days		185 days
Offering cost (in Dollars)	$ 16,392,714		$ 16,392,714
Transaction costs allocable to warrant liabilities (in Dollars)	$ 760,022		$ 760,022
Price per unit (in Dollars per share)	$ 0.6		$ 0.6
Percentage of income tax	1.17%	562.16%	10.67%	5.20%
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
Warrants issued (in Shares)	22,625,000		22,625,000
Federally insured (in Dollars)	$ 250,000		$ 250,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Sale of unit (in Shares)	28,750,000		28,750,000
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Sale of unit (in Shares)	3,750,000		3,750,000
Price per unit (in Dollars per share)	$ 10		$ 10